SEGMENT REPORTING - Schedule of Long-lived Assets, Consisting of Property, Plant and Equipment, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
SEGMENT REPORTING
Long-lived assets	$ 620	$ 1,092
China
SEGMENT REPORTING
Long-lived assets	565	962
Other
SEGMENT REPORTING
Long-lived assets	$ 55	$ 130